SEGMENT REPORTING (Details Narrative) - DT Cloud Star Acquisition Corp [Member] - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SegmentReportingLineItem [Line Items]
Number of reporting Segments	1	1
Number of operating Segments		1